Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JPMorgan Institutional Trust
Entity Central Index Key	0001303608
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000020141 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Trust
Class Name	JPMorgan Core Bond Trust
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Trust (the "Fund") for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Trust	$7	0.15%
*	This charge is annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15% [1]
Net Assets	$ 4,668,968,000
Holdings Count | Holding	2,534
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,668,968
Total number of portfolio holdings	2,534
Portfolio turnover rate	19%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)

[1]	This charge is annualized.